Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total		$ 4,910	$ 15	$ 461
Printers rental		190	31	368
Total revenue	[1]	5,100	829	46
Consumables [Member]
Statement Line Items [Line Items]
Total		190	185	15
Support services [Member]
Statement Line Items [Line Items]
Total	[2]	400
Sales of printers [Member]
Statement Line Items [Line Items]
Total	[2]	$ 4,320	$ 276

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.
[2]	The Company's identified separated distinct performance obligations that includes: Printer, maintenance, training and installation. The Company allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.